Timber licenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Transfer to disposal groups held for sale	$ (3)
Foreign exchange	2
Timber Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	376	$ 351
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	351	368
Acquisitions	42
Additions	0
Amortization	(16)	(17)
Intangible assets other than goodwill at end of period	376	351
Timber Licenses | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	673	641
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	641
Intangible assets other than goodwill at end of period	673	641
Timber Licenses | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(297)	(290)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(290)
Intangible assets other than goodwill at end of period	$ (297)	$ (290)